COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

8. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

Legal Proceedings

The Company may from time to time become a party to various legal proceedings arising in the ordinary course of our business. The Company is currently not a party to any pending legal proceeding that is not ordinary routine litigation incidental to our business.

Properties and Operating Leases

During the three months ended May 31, 2021, the Company leased its offices office in Kent, Washington. The Company’s net monthly payment is $3,475. The lease expires August 31, 2021. The Company has no renewal options.

The Company incurred rent expenses of $16,196 during the three months ended May 31, 2021.

The Company is obligated for $10,425 in non-cancelable operating leases as of May 31, 2021.

7.  COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

Legal Proceedings

The Company may from time to time become a party to various legal proceedings arising in the ordinary course of our business. The Company is currently not a party to any pending legal proceeding that is not ordinary routine litigation incidental to our business.

Properties and Operating Leases

During the year ended December 31, 2019, the Company leased its offices office in Kent, Washington. The Company’s net monthly payment is $3,475. The lease expires August 31,2021. The Company has no renewal options.

The Company incurred rent expenses of $53,100 and $22,729 during the years ended December 31, 2020 and 2019.